Document and Entity Information	Jun. 30, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001486159
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	CHORD ENERGY CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	001-34776
Entity Tax Identification Number	80-0554627
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(281)
Local Phone Number	404-9500
Entity Information, Former Legal or Registered Name	Oasis Petroleum Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CHRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false